INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

The components of earnings (loss) before income taxes consist of the following:

	2011	2010	2009

Canadian	$(16,201)	$(4,343)	$5,883
Foreign	(14,136)	(13,264)	(46,745)
Loss before income taxes	$(30,337)	$(17,607)	$(40,862)

The income tax expense (recovery) consists of:

	2011	2010	2009

Canadian:
Current	$123	$—	$—
Deferred	1,981	(71)	(1,910)
	2,104	(71)	(1,910)
Foreign:
Current	1,815	379	—
Deferred	(4,884)	(3,116)	2,250
	(3,069)	(2,737)	2,250
Total:
Current	1,938	379	—
Deferred	(2,903)	(3,187)	340
	$(965)	$(2,808)	$340

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2011	2010	2009

Income tax recovery at Canadian statutory income tax rates	$(8,023)	$(6,288)	$(11,989)
Increase (decrease) in income taxes for:
Permanent and other differences	4,167	32	(8,969)
Change in tax legislation	—	—	(20,839)
Change in statutory/foreign tax rates	(1,973)	(1,470)	(1,759)
Change in valuation allowance	3,973	(6,077)	42,801
Stock-based compensation expense	891	1,125	1,095
Adjustment to prior years	—	6,347	—
Foreign exchange gain adjustment	—	3,523	—
Income tax expense (recovery)	$(965)	$(2,808)	$340

Future tax assets and liabilities

The tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities were as follows at December 31:

	2011	2010

Future income tax assets
Property, plant and equipment	$3,032	$3,645
Non capital Loss carry-forwards	64,980	62,451
Capital loss carry-forwards	2,607	2,748
Scientific research and development expenses	23,524	20,753
Share issue costs	—	211
Reserves and other	11,075	18,561
	105,218	108,369
Future income tax liabilities
Acquired intangibles	9,893	11,034
	95,325	97,335
Valuation allowance	83,152	88,065
	$12,173	$9,270

	2011	2010

Classification:
Assets
Current	$6,540	$9,577
Non-current	6,205	836
Liabilities
Current	(336)	—
Non-current	(236)	(1,143)
	$12,173	$9,270

At December 31, 2011, we have provided for a valuation allowance on our future tax assets of $83,152 (2010 - $88,065).

At December 31, 2011, we have Canadian allowable capital loss carry-forwards of $9,676 that are available, indefinitely, to be deducted against future Canadian taxable capital gains.  In addition, we have $64,784 in scientific research and development expenditures available to be deducted against future Canadian taxable income that may be carried forward indefinitely and investment tax credits of $34,107 available to offset future Canadian federal and provincial income taxes payable.  The investment tax credits expire between 2012 and 2031.  At December 31, 2011, our US subsidiary has $1,821 and $4,589 of federal and California R&D tax credit carried forward which expire between 2029 and 2031.

At December 31, 2011, net operating loss carry-forwards for our foreign subsidiaries were $14,143 for U.S. income tax purposes that expire in 2023, $1,074 for Hong Kong income tax purposes, $55 for Brazil income tax purposes, $239 for Korea income tax purposes, $258 for Luxembourg income tax purposes, $242 for German income tax purpose, and $166,284 for French income tax purposes.  Our foreign subsidiaries may be limited in their ability to use foreign net operating losses in any single year depending on their ability to generate significant taxable income.  In addition, the utilization of these net operating losses is also subject to ownership change limitations provided by U.S. federal and specific state income tax legislation.  French net operating losses carryforward is limited to 60% of French taxable income in excess of Euro 1,000. Our French subsidiaries also have research tax credit carried forward to $4,384 as at December 31, 2011.  The French research tax credit may be used to offset against corporate income tax and if any credit is not fully utilized within a three year period following the year the research tax credit is earned, it may be refunded by the French tax authorities.  Tax loss and research tax credit carry-forwards are denominated in the currency of the countries in which the respective subsidiaries are located and operate.  Fluctuations in currency exchange rates could reduce the U.S. dollar equivalent value of these tax loss and research tax credit carry forwards in future years.

In assessing the realizability of our future tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will not be realized.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible.  Management considers projected future taxable income and tax planning strategies in making our assessment.

Accounting for uncertainty in income taxes

At December 31, 2011, we had gross unrecognized tax benefits of $9,464 (2010 — $8,754).  Of this total, $6,815 (2010 - $6,909) represents the amount of unrecognized tax benefits that, if recognized, would favourably impact our effective tax rate.

Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2011	2010

Unrecognized tax benefits, beginning of year	$8,754	$7,754
Increases — tax positions taken in prior periods	1,508	1227
Increases — tax positions taken in current period	—	—
Settlements and lapse of statute of limitations	(798)	(227)
Unrecognized tax benefits, end of year	$9,464	$8,754

We recognize interest expense and penalties related to unrecognized tax benefits within the provision for income tax expense on the consolidated statement of operations.  At December 31, 2011, we had accrued $1,642 (2010 - $1,474) for interest and penalties.

In the normal course of business, we are subject to audits by the Canadian federal and provincial taxing authorities, by the U.S. federal and various state taxing authorities and by the taxing authorities in various foreign jurisdictions.  Tax years ranging from 2004 to 2011 remain subject to examination in Canada, the United States, the United Kingdom, France, Germany, Australia, China, Hong Kong, Brazil, South Africa, Japan, Korea, and Luxembourg.